Document And Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Feb. 22, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	ST JUDE MEDICAL INC
Entity Central Index Key	0000203077
Current Fiscal Year End Date	--12-29
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		282,871,216
Entity Voluntary Filers	No
Entity Public Float			$ 12.5
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes